Events After the Reporting Period (Details) SFr / shares in Units, $ in Millions				1 Months Ended		6 Months Ended
	Nov. 14, 2022	Oct. 21, 2022 USD ($)	Sep. 09, 2022 CHF (SFr) SFr / shares shares	Oct. 26, 2022 CHF (SFr)	Oct. 25, 2022 shares	Jun. 30, 2022 CHF (SFr)	Feb. 04, 2022 CHF (SFr)
Events After the Reporting Period [Abstract]
Aggregate amount (in Francs) | SFr			SFr 600,000				SFr 5,000,000
Interest rate			5.00%
Maturity date			March 31, 2023
Aggregate common shares (in Shares) | shares			41,667
Exercise price, per share (in Francs per share) | SFr / shares			SFr 7.2
Share capital percentage		90.00%
Cash consideration		$ 1
Additional subsidiaries		25
Revenues from royalties		55
Upfront payment		$ 1
Divestiture of inner ear therapeutic assets description						Due to a delay in the closing of the Zilentin Transaction, the Company and the Buyer agreed on November 23, 2022 to amend their agreement, extending the Closing Date to December 15, 2022 at the latest, increasing the share capital of Zilentin AG to be sold under the transaction from 90 to 100% and raising the amount of the initial payment for the purchase of Zilentin and for the option to purchase the Additional Subsidiaries from USD 2 million to USD 2.2 million.
Capitalized development costs (in Francs) | SFr						SFr 12,000,000
Share split of common shares (in Shares) | shares					1,074,713
Nominal value (in Francs) | SFr				SFr 0.2
Commitment purchase agreement description	On November 14, 2022, we entered into a term sheet with LPC for the conclusion of a purchase agreement under which LPC would commit to subscribe for up to USD 10,000,000 of our common shares over the 24-month term of the purchase agreement. The Company and LPC endeavor to enter into a mutually acceptable purchase agreement (the “2022 Commitment Purchase Agreement”) and related documentation within ten business days from the date of the term sheet. The Company shall pay to LPC upon signing of the 2022 Commitment Purchase Agreement a commitment fee at its sole discretion of either (i) USD 250,000 in cash or (ii) issue 50,000 Common Shares and prepare and file as soon as practicable a resale registration statement registering the shares issuable under the 2022 Commitment Purchase Agreement.